Financial Instruments and Financial Risk Management - Schedule of Changes in Level 3 Financial Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Changes in Level 3 Financial Liabilities [Line Items]
Balance beginning	$ 148	$ 109	$ 26
Initial recognition of financial liability			1,197
Classification to equity of financial liability			(1,116)
Changes within profit or loss	(148)	39	2
Balance ending		148	109
Derivative financial instruments [Member]
Schedule of Changes in Level 3 Financial Liabilities [Line Items]
Balance beginning	148	109	26
Initial recognition of financial liability			1,197
Classification to equity of financial liability			(1,116)
Changes within profit or loss	(148)	39	2
Balance ending		$ 148	$ 109